Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of the combined effects of EIT exemptions and tax rate reductions

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2022, 2023 and 2024 (in thousands except per share data):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	2,631,764	3,228,359	3,654,069
Earnings per share effect, basic	0.81	1.00	1.14
Earnings per share effect, diluted	0.80	0.99	1.13

Schedule of component of income tax expenses

The following table sets forth the components of income tax expenses of the Group for the years ended December 31, 2022, 2023 and 2024 (in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expense	4,542,168	4,568,267	5,140,682
Deferred tax expense	489,670	131,437	320,726
Income tax expenses	5,031,838	4,699,704	5,461,408

Schedule of reconciliation of the differences between the statutory income tax rate and the effective income tax rate

	For the year ended December 31,
	2022	2023	2024
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(5.0)	(7.1)	(6.3)
Effect due to different tax rates applicable to overseas entities	0.2	0.2	1.0
Effect of lower tax rate applicable to HNTEs and EIT exemptions	(10.1)	(9.5)	(10.2)
Change in valuation allowance and others	1.8	0.6	1.5
Effect of withholding income tax (d)	8.8	4.6	4.3
Effective income tax rate	20.7	13.8	15.3

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2023 and 2024 (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Contract liabilities, primarily for advanced payments from online games customers	1,043,715	1,088,998
Accruals and others	810,707	256,777
Net operating tax loss carry forward	3,424,344	3,684,913
	5,278,766	5,030,688
Less: valuation allowance	(3,718,678)	(3,917,253)
Total	1,560,088	1,113,435

	December 31,	December 31,
	2023	2024
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	2,165,573	2,053,668
Others	133,730	119,449
Total	2,299,303	2,173,117

Schedule of movement of the aggregate valuation allowances for deferred tax assets	The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Net change	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2022	3,648,870	322,646	3,971,516
2023	3,971,516	(252,838)	3,718,678
2024	3,718,678	198,575	3,917,253